Reportable Segments and Geographic Information (Details) - Schedule of operating segments - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Revenues:
Revenues		$ 66,550	$ 47,184	$ 168,814	$ 104,968
Interest and Financing Expense, Net:
Interest and Financing Expense, Net		(776)	(2,354)	(7,184)	(5,659)
Depreciation, Amortization, and Accretion:
Depreciation, Amortization, and Accretion		3,258	2,613	9,816	6,672
Net income: (loss)
Net income: (loss)		5,369	773	560	18,950
Cash paid for Purchases of Property, Plant, and Equipment:
Cash paid for Purchases of Property, Plant, and Equipment		29,790	28,971	84,949	63,393
Total Assets:
Total Assets		656,056		656,056		$ 380,844
RNG Fuel [Member]
Total Assets:
Total Assets		387,434		387,434		215,512
Fuel Station Services [Member]
Total Assets:
Total Assets		56,372		56,372		56,567
Corporate [Member]
Total Assets:
Total Assets		120,888		120,888		17,887
Equity Method Investment(s) [Member]
Total Assets:
Total Assets		48,708		48,708		47,150
Renewable Power [Member]
Revenues:
Revenues		49,247	11,351	69,335	33,672
Interest and Financing Expense, Net:
Interest and Financing Expense, Net		(1,440)	(1,043)	(3,559)	(3,113)
Depreciation, Amortization, and Accretion:
Depreciation, Amortization, and Accretion		1,176	1,268	4,283	3,735
Net income: (loss)
Net income: (loss)		1,098	(1,676)	(1,071)	(6,526)
Cash paid for Purchases of Property, Plant, and Equipment:
Cash paid for Purchases of Property, Plant, and Equipment		500		1,800
Total Assets:
Total Assets		42,654		42,654		$ 43,728
RNG Fuel [Member]
Revenues:
Revenues		38,682	20,106	98,157	55,009
Interest and Financing Expense, Net:
Interest and Financing Expense, Net		(189)		(240)	(24)
Depreciation, Amortization, and Accretion:
Depreciation, Amortization, and Accretion		2,621	1,206	6,379	3,584
Net income: (loss)
Net income: (loss)		12,137	8,233	25,779	12,743
Cash paid for Purchases of Property, Plant, and Equipment:
Cash paid for Purchases of Property, Plant, and Equipment		25,937	18,452	76,496	52,874
Fuel Station Services [Member]
Revenues:
Revenues		23,763	18,383	56,448	35,560
Depreciation, Amortization, and Accretion:
Depreciation, Amortization, and Accretion		129	107	331	316
Net income: (loss)
Net income: (loss)		2,109	2,807	5,523	5,488
Cash paid for Purchases of Property, Plant, and Equipment:
Cash paid for Purchases of Property, Plant, and Equipment		3,353	10,519	6,653	10,519
Other [Member]
Revenues:
Revenues	[1]	166	6	293	55
Depreciation, Amortization, and Accretion:
Depreciation, Amortization, and Accretion	[2]	31	32	95	96
Intersegment [Member]
Revenues:
Revenues		(3,150)	(2,662)	(8,172)	(5,147)
Equity Method Investment(s) [Member]
Revenues:
Revenues		(42,158)		(47,247)	(14,181)
Depreciation, Amortization, and Accretion:
Depreciation, Amortization, and Accretion		(699)		(1,272)	(1,059)
Net income: (loss)
Net income: (loss)		3,694		3,658	2,392
Corporate [Member]
Interest and Financing Expense, Net:
Interest and Financing Expense, Net		853	(1,311)	(3,385)	(2,522)
Net income: (loss)
Net income: (loss)		$ (13,669)	$ (8,591)	$ (33,329)	$ 4,853

[1]	Other includes revenues of Fortistar Contracting LLC.
[2]	Other includes amortization of intangible assets and depreciation expense not allocated to any segment.